Property, Plant and Equipment (FY) (Details) - USD ($) $ in Thousands	Sep. 30, 2023	Dec. 31, 2022	Dec. 31, 2021
Property, Plant and Equipment, Gross [Abstract]
Property, Plant and Equipment, Gross		$ 4,151	$ 4,008
Accumulated Depreciation		(3,171)	(2,820)
Property, Plant and Equipment, Net	$ 912	980	1,188
Production Equipment [Member]
Property, Plant and Equipment, Gross [Abstract]
Property, Plant and Equipment, Gross		1,360	1,321
Loaners and Demo Equipment [Member]
Property, Plant and Equipment, Gross [Abstract]
Property, Plant and Equipment, Gross		1,444	1,364
Computer Software and Equipment [Member]
Property, Plant and Equipment, Gross [Abstract]
Property, Plant and Equipment, Gross		719	714
Office Furniture & Fixtures [Member]
Property, Plant and Equipment, Gross [Abstract]
Property, Plant and Equipment, Gross		375	364
Leasehold Improvements [Member]
Property, Plant and Equipment, Gross [Abstract]
Property, Plant and Equipment, Gross		$ 253	$ 245